INVESTMENT SECURITIES AVAILABLE FOR SALE (Tables) - Old Glory Holding Co [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SCHEDULE OF ESTIMATED FAIR VALUE OF INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses, and estimated fair values of investment securities as of the dates indicated were as follows:

	March 31, 2026
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

US Treasury notes	$200	$1	$-	$201
Agency mortgage-backed securities	105,836	144	117	105,863
Municipal	157	-	1	156
Agency guaranteed student loan bonds	97,164	23	491	96,696

Total	$203,357	$168	$609	$202,916

	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

US Treasury notes	$4,198	$5	$-	$4,203
Agency mortgage-backed securities	99,656	6	237	99,425
Municipal	158	-	2	156
Agency note	2,000	3	-	2,003
Agency guaranteed student loan bonds	57,245	2	328	56,919

Total	$163,257	$16	$567	$162,706

The amortized cost, gross unrealized gains and losses, and estimated fair values of investment securities at December 31 were as follows:

	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

US Treasury notes	$4,198	$5	$-	$4,203
Agency mortgage-backed securities	99,656	6	237	99,425
Municipal	158	-	2	156
Agency note	2,000	3	-	2,003
Agency guaranteed student loan bonds	57,245	2	328	56,919

Total	$163,257	$16	$567	$162,706

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

US Treasury notes	$198	$-	$-	$198
Municipal	236	-	11	225

Total	$434	$-	$11	$423

SCHEDULE OF INVESTMENTS CLASSIFIED BY CONTRACTUAL MATURITY DATE

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$157	$156
Due after one year through five years	200	201
Due after five years through ten years	-	-
Due after ten years	-	-
	357	357

Agency mortgage-backed securities	105,836	105,863
Agency guaranteed student loan bonds	97,164	96,696

Total	$203,357	$202,916

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$4,156	$4,157
Due after one year through five years	2,200	2,205
Due after five years through ten years	-	-
Due after ten years	-	-
	6,356	6,362

Agency mortgage-backed securities	99,656	99,425
Agency guaranteed student loan bonds	57,245	56,919

Total	$163,257	$162,706

SCHEDULE OF FAIR VALUE OF FIXED MATURITY SECURITIES

The fair value and unrealized losses of securities available for sale with temporary impairment as of the dates indicated is shown below:

	March 31, 2026
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

US Treasury notes	$-	$-	$-	$-	$-	$-
Agency mortgage-backed securities	22,007	117	-	-	22,007	117
Municipal	-	-	157	1	157	1
Agency guaranteed student loan bonds	82,279	491	-	-	82,279	491

Total	$104,286	$608	$157	$1	$104,443	$609

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

	December 31, 2025
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

US Treasury notes	$-	$-	$-	$-	$-	$-
Agency mortgage-backed securities	87,693	237	-	-	87,693	237
Municipal	-	-	156	2	156	2
Agency notes	-	-	-	-	-	-
Agency guaranteed student loan bonds	51,585	328	-	-	51,585	328

Total	$139,278	$565	$156	$2	$139,434	$567

The fair value and unrealized losses of securities available for sale with temporary impairment as of December 31, 2025 and 2024 is shown below:

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2025

US Treasury notes	$-	$-	$-	$-	$-	$-
Agency mortgage-backed securities	87,693	237	-	-	87,693	237
Municipal	-	-	156	2	156	2
Agency notes	-	-	-	-	-	-
Agency guaranteed student loan bonds	51,585	328	-	-	51,585	328

Total	$139,278	$565	$156	$2	$139,434	$567

2024

Municipal	$-	$-	$225	$11	$225	$11

Total	$-	$-	$225	$11	$225	$11

SCHEDULE OF NUMBER OF SECURITIES WITH UNREALIZED LOSSES

The number of securities with unrealized losses as of March 31, 2026 and December 31, 2025 were as follows:

	March 31,	December 31,
	2026	2025

US Treasury notes	-	-
Agency mortgage-backed securities	6	19
Municipal	1	1
Agency guaranteed student loan bonds	27	19

Total	34	39

The number of securities with unrealized losses as of December 31, 2025 and 2024 were as follows:

	2025	2024

US Treasury notes	-	-
Agency mortgage-backed securities	19	-
Municipal	1	2
Agency notes	-	-
Agency guaranteed student loan bonds	19	-

Total	39	2

SCHEDULE OF SALE OF SECURITIES AVAILABLE FOR SALE	Sales of securities available for sale for the years ended December 31, 2025 and 2024 were as follows:
	2025	2024

Proceeds from sales	$8,532	$-
Gross gains realized	132	-
Gross losses realized	-	-